Fixed Assets and Leasehold Improvements, Net - Schedule of Fixed Assets and Leasehold Improvements, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 15,091	$ 13,817
Less: Accumulated depreciation and amortization	(5,960)	(1,032)
Fixed assets and leasehold improvements, net	9,131	12,785
Computer hardware and software
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 7,647	7,424
Computer hardware and software | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Computer hardware and software | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 3,574	3,097
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 3,870	$ 3,296